Income Taxes - Summary of Principal Components of Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued expenses		¥ 13,757	¥ 12,142
Advertising expenses carrying forwards	¥ 24,859	24,485	24,202
Depreciation of property and equipment		775	388
Impairment for prepaid expenses and other current assets	647
Expected Credit Loss	277
Impairment for property and equipment, right-of-use assets and rental deposits		11,140
Net operating loss carrying forwards	1,054,013	1,017,664	724,597
Total deferred tax assets	1,079,796	1,067,821	761,329
Less: valuation allowance	¥ (1,079,796)	¥ (1,067,821)	¥ (761,329)	¥ (513,296)